UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Narragansett Insured Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

Principal Amount	General Obligation Bonds (38.6%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa3/AAA/NR	$2,239,380
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa3/AAA/NR	2,574,900

	Coventry, Rhode Island
550,000	5.000%, 11/01/16 AMBAC Insured	A1/NR/NR	575,097
550,000	5.000%, 11/01/17 AMBAC Insured	A1/NR/NR	573,012

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	Baa1/A/BBB+	1,030,910
1,000,000	4.250%, 04/01/19 NPFG Insured	Baa1/A/BBB+	1,022,270
1,000,000	4.300%, 04/01/20 NPFG Insured	Baa1/A/BBB+	1,017,420
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AAA/A+	257,583
1,000,000	4.500%, 04/01/23 NPFG Insured	Baa1/A/BBB+	1,028,520
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AAA/A+	256,058
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AAA/NR	2,518,265
1,500,000	4.500%, 04/01/26 NPFG Insured	Baa1/A/BBB+	1,514,880
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AAA/NR	1,009,543

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A3/A/NR	263,918
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A3/A/NR	260,628
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A3/A/NR	258,278
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A3/A/NR	258,058
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AAA/NR	1,067,320
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A3/A/NR	257,708
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AAA/NR	636,216
1,255,000	5.000%, 10/01/18 NPFG Insured	A3/A/NR	1,284,405
1,040,000	5.200%, 10/01/21 NPFG Insured	A3/A/NR	1,065,376

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa3/NR/AA-	1,058,540
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa3/NR/AA-	1,869,625
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa3/NR/AA-	2,098,540

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	254,785
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	264,361
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	279,086
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	941,395
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	295,351
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,146,327

	Newport, Rhode Island
1,000,000	4.500%, 11/01/15 AMBAC Insured (pre-refunded)	Aa3/NR/NR	1,070,080
1,000,000	4.750%, 11/01/18 AMBAC Insured (pre-refunded)	Aa3/NR/NR	1,073,980
800,000	5.000%, 11/01/20 AMBAC Insured (pre-refunded)	Aa3/NR/NR	862,296

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12NPFG FGIC Insured	Aa3/AA/NR	531,265

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AAA/NR	519,085
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AAA/NR	524,630
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AAA/NR	520,615
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AAA/NR	256,953

	Pawtucket, Rhode Island
250,000	4.400%, 09/15/10 AMBAC Insured	A3/NR/BBB+	253,165
910,000	4.000%, 04/15/14 AMBAC Insured	A3/NR/BBB+	942,451
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	2,003,508
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,549,935

	Providence, Rhode Island
700,000	5.500%, 01/15/11 AGMC Insured	Aa3/AAA/NR	700,210
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AAA/A	565,315
1,000,000	5.000%, 01/15/16 FGIC Insured (pre-refunded)	A3/A/A	1,045,600
1,000,000	5.000%, 01/15/17 FGIC Insured (pre-refunded)	A3/A/A	1,045,600
1,000,000	5.000%, 01/15/18 FGIC Insured (pre-refunded)	A3/A/A	1,045,600

	State of Rhode Island
4,000,000	5.000%, 08/01/14 Series A NPFG FGIC Insured**	Aa3/AA/AA-	4,175,680

2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa3/AA/AA-	2,175,700
1,000,000	5.000%, 06/01/14 Series B NPFG FGIC Insured	Aa3/AA/AA-	1,038,900
2,000,000	5.000%, 08/01/15 Series B NPFG FGIC Insured	Aa3/AA/AA-	2,080,360
1,000,000	5.250%, 11/01/11 Series C NPFG Insured	Aa3/AA/AA-	1,068,280
3,000,000	5.000%, 09/01/18 Series C NPFG Insured	Aa3/AA/AA-	3,138,900
2,000,000	5.000%, 09/01/19 Series C NPFG Insured	Aa3/AA/AA-	2,091,180
1,500,000	5.000%, 09/01/20 Series C NPFG Insured	Aa3/AA/AA-	1,566,465
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa3/AA/AA-	2,120,040
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa3/AA/AA-	2,213,460

	Warwick, Rhode Island
250,000	4.000%, 07/15/11 AMBAC Insured	A1/AA-/NR	260,388
250,000	4.125%, 07/15/13 AMBAC Insured	A1/AA-/NR	263,985
665,000	4.250%, 07/15/14 AMBAC Insured	A1/AA-/NR	698,403
700,000	4.375%, 07/15/15 AMBAC Insured	A1/AA-/NR	732,151
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa3/AAA/NR	1,083,500
770,000	4.600%, 07/15/17 AMBAC Insured	A1/AA-/NR	795,834
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa3/AAA/NR	1,090,201
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	950,802
810,000	4.700%, 07/15/18 AMBAC Insured	A1/AA-/NR	839,128
1,000,000	5.000%, 01/15/19 NPFG FGIC Insured	A1/AA-/NR	1,031,510
855,000	4.750%, 07/15/19 AMBAC Insured	A1/AA-/NR	879,453
500,000	5.000%, 01/15/20 NPFG FGIC Insured	A1/AA-/NR	515,400

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB	524,015
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB	699,520
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB	729,232
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB	764,429
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	1,983,049
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,451,828

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa3/AA-/NR	948,708
900,000	4.000%, 07/01/18 NPFG Insured	Aa3/AA-/NR	937,269

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Baa2/NR/A-	662,519
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Baa2/NR/A-	692,802

	Total General Obligation Bonds		83,891,134

	Revenue Bonds (58.7%)

	Development Revenue Bonds (10.9%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa1/A-/NR	1,996,360
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa1/A-/NR	982,540

	Rhode Island Convention Center Authority Revenue Refunding
1,350,000	5.000%, 05/15/10 NPFG Insured Series 1993 B	Baa1/A/NR	1,353,227
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AAA/AA	2,069,060
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	A1/AAA/A+	1,584,585

	Rhode Island State Economic Development Corp.,
	Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AAA/A	546,421
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A2/A+/A	1,803,283
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AAA/A	1,082,650
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A2/A/A	1,545,120

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,026,810
500,000	3.750%, 06/15/13 Series 2003A AMBAC Insured	A2/A+/A	521,705
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,403,818
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	998,570

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	998,710

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa3/AAA/AA-	1,680,930

	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.800%, 11/01/11 Series 1999 AGMC Insured	Aa3/NR/NR	758,783
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	758,723
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	758,693
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	758,730

	Total Development Revenue Bonds		23,628,718

	Higher Education Revenue Bonds (34.7%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa1/A/NR	500,180
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa1/A/NR	500,185
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AAA/NR	1,012,120
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AAA/NR	692,562
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa1/A-/NR	509,495
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa1/A-/NR	254,228
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa1/A-/NR	1,516,800
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa1/A-/NR	1,003,770
1,395,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa1/A/NR	1,450,214
1,450,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa1/A/NR	1,495,530
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa1/A/NR	1,535,762
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa1/A/NR	1,588,730
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa1/A/NR	1,635,705
150,000	5.500%, 12/15/13 series 2006 B NPFG Insured	Baa1/A/NR	150,048

	Rhode Island Economic Development Corp. Rhode Island Department of Transportation
395,000	5.000%, 06/15/10 NPFG FGIC Insured Series 2006 A	Aa3/A+/AA-	398,338

	Rhode Island Health & Education Building Corp., Brown University
2,000,000	5.250%, 09/01/17 Series 1993 NPFG Insured	Aa1/AA+/NR	2,090,560

	Rhode Island Health & Education Building Corp., Bryant College
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,031,690
230,000	5.000%, 12/01/21 AMBAC Insured	A2/A/NR	234,777

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa1/A/NR	1,020,585
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa1/A/NR	1,064,480
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa1/A/NR	1,043,297
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa1/A/NR	606,288
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa1/A/NR	506,895
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa1/A/NR	501,585
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,492,065
1,500,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	1,499,235
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,110,100

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/A/NR	493,653
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/A/NR	949,662
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa1/A/NR	824,886
1,360,000	4.000%, 04/01/12 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	1,374,239
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee, Inc. Insured**	NR/NR/NR*	3,241,490
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	520,280
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,005,580
1,300,000	5.000%, 04/01/29 NPFG Insured	Baa1/A/NR	1,195,259

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
250,000	4.400%, 06/01/15 NPFG Insured	A1/A/NR	259,720
585,000	4.600%, 06/01/17 NPFG Insured	A1/A/NR	604,369
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/A/NR	521,296
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/A/NR	288,708
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	1,371,871
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	916,506
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/A/NR	1,010,090

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AAA/NR	2,595,750
2,500,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AAA/NR	2,544,625
1,900,000	5.250%, 05/15/26 NPFG Insured	A3/A/NR	1,897,834

	Rhode Island Health & Education Building Corp., Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AAA/AA	1,067,080
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	527,485
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AAA/NR	990,360
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	544,850
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	1,987,480

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Roger Williams University
500,000	5.125%, 11/15/11 AMBAC Insured	NR/NR/NR*	505,940
1,000,000	5.125%, 11/15/14 Series 1996 S AMBAC Insured	NR/NR/NR*	1,011,710
1,000,000	5.000%, 11/15/18 Series 1996 S AMBAC Insured	NR/NR/NR*	1,004,530
500,000	5.000%, 11/15/24 AMBAC Insured	NR/NR/NR*	500,540

	Rhode Island Health & Educational Building Corp., University of Rhode Island
300,000	5.200%, 09/15/16 Series 2000 B AMBAC Insured (pre-refunded)	NR/A+/NR	309,465
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa1/A/NR	806,760
1,200,000	4.000%, 09/15/11 Series 2005 G AMBAC Insured	A1/A+/NR	1,243,320
1,200,000	4.125%, 09/15/12 Series 2005 G AMBAC Insured	A1/A+/NR	1,261,344
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	A1/A+/NR	1,266,756
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	A1/A+/NR	983,990

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,057,630
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,626,750
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,600,175
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,031,220
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,027,230

	Total Higher Education Revenue Bonds		75,415,657

	Housing Revenue Bonds (0.5%)

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	A2/AA+/NR	1,042,500

	Lease Revenue Bonds (1.3%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AAA/A	1,020,770

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	A1/AA-/A+	262,055

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AAA/A	1,052,840
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AAA/A	525,720

			2,861,385

	Pollution Control Revenue Bonds (3.1%)

	Rhode Island Clean Water Finance Agency, Water Pollution
	Control Bonds
1,800,000	5.000%, 10/01/18 Series 2002 B NPFG Insured	Aaa/AA/NR	1,902,906
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AA/NR	4,887,413

	Total Pollution Control Revenue Bonds		6,790,319

	Transportation Revenue Bonds (0.7%)

	Rhode Island State Turnpike & Bridge Authority Revenue
1,600,000	4.625%, 12/01/27 Series 2010A***	NR/A-/A	1,576,192

	Water and Sewer Revenue Bonds (6.4%)

	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa1/A/NR	750,473
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,033,620
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,021,540

	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa1/A/NR	531,435
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa1/A/NR	1,096,799

	Narragansett, Rhode Island Bay Commission Water Authority
365,000	5.000%, 08/01/27 NPFG Insured Series A	Baa1/AA-/NR	375,439

	Rhode Island Clean Water Protection Finance Agency
500,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	501,285
500,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	501,345
2,000,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	2,005,380
1,250,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/A/NR	1,370,763
500,000	4.500%, 10/01/11 1993 Series B AMBAC Insured	Aa1/NR/NR	501,240
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,345
1,000,000	5.125%, 10/01/11 1999 Series C NPFG Insured	Aaa/AA/NR	1,003,000

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/A/NR	1,548,600
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/AA-/NR	610,643
405,000	4.250%, 03/01/15 Series 2002 NPFG Insured (pre-refunded)	NR/AA-/NR	430,693

	Total Water and Sewer Revenue Bonds		13,783,600

	Other Revenue Bonds (1.1%)

	State of Rhode Island Depositors Economic Protection Corp.
235,000	6.550%, 08/01/10 NPFG Insured ETM	NR/A/NR	239,561
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	302,708
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/A/AAA	274,923
500,000	6.000%, 08/01/17 Series 1992 B NPFG Insured ETM	NR/A/NR	543,745
1,045,000	5.250%, 08/01/21 Series 1993 B NPFG Insured ETM (pre-refunded)	NR/A/NR	1,084,302

	Total Other Revenue Bonds		2,445,239

	Total Revenue Bonds		127,543,610

	Total Investments (cost $197,527,924-note b)	97.3%	211,434,744

	Other assets less liabilities	2.7	5,943,500

	Net Assets	100.0%	$217,378,244

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	22.2%
Pre-refunded bonds ††	5.5
Aa of Moody's or AA of S&P or Fitch	30.0
A of Moody's or S&P or Fitch	35.7
Baa of Moody's or BBB of S&P or Fitch	1.8
Not rated*	4.8
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a rating service.

** Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

*** Security purchased on a delayed delivery or when-issued basis.

PORTFOLIO ABBREVIATIONS:

AGMC- Assured Guaranty Municipal Corp.
AMBAC- American Municipal Bond Assurance Corp.
CIFG -CDC IXIS Financial Guaranty
ETM- Escrowed to Maturity
FGIC- Financial Guaranty Insurance Co.
NPFG- National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NARRAGANSETT INSURED TAX-FREE INCOME FUND
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $205,630,662 amounted to $5,804,082, which consisted of aggregate gross unrealized appreciation of $6,034,353 and aggregate gross unrealized depreciation of $230,271.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds	$211,434,744
Level 3 – Significant Unobservable Inputs	$-
Total	$211,434,744

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010